COLT 2026-9 Mortgage Loan Trust ABS-15G

Exhibit 99.15

Loan ID	Deal ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXX	4350124389		Qualifying FICO	XXXX	XXXX	Utilizing lower of borrower scores per XXXX guides